UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.,

          80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014

Shares			Value
		COMMON STOCK - 28.2%
		AEROSPACE/DEFENSE - 0.6%
2,070		Raytheon Co.	$ 196,795

		AGRICULTURE - 0.5%
3,500		Reynolds America, Inc.	169,750

		AUTO MANUFACTURERS - 0.3%
1,200		Daimler AG	100,561

		AUTO PARTS & EQUIPMENT - 0.4%
2,050		Lear Corp.	148,276

		BANKS - 0.9%
3,050		Banco Latinoamericano de Comercio Exterior SA	77,470
91,120		Industrial & Commercial Bank of China Ltd.	56,443
3,280		National Australia Bank Ltd.	95,166
9,000		Sumitomo Mitsui Financial Group, Inc.	83,880
			312,959
		CHEMICALS - 0.3%
2,200		Yara International ASA	90,607

		COMMERCIAL SERVICES - 0.2%
2,500		WuXi PharmaTech Cayman, Inc. *	87,250

		COMPUTERS - 0.5%
1,200		Cap Gemini SA	81,851
3,000		Hewlett-Packard Co.	87,000
			168,851
		DISTRIBUTION/WHOLESALE - 0.3%
8,740		ITOCHU Corp.	108,383

		ELECTRIC - 1.3%
3,000		American Electric Power Co., Inc.	146,430
4,900		Enersis SA	65,023
6,900		GDF Suez	152,491
2,100		Huaneng Power International, Inc.	76,944
			440,888
		ENGINEERING & CONSTRUCTION - 0.3%
3,200		NCC AB	102,325

		GAS - 1.5%
15,204		NGL Energy Partners LP	531,988

		HEALTHCARE SERVICES - 0.7%
8,000		Sonic Healthcare Ltd.	115,253
1,400		WellPoint, Inc.	120,400
			235,653
		HOLDING COMPANIES - 0.2%
5,500		Tongaat Hulett Ltd.	59,531

		HOUSEHOLD PRODUCTS - 0.3%
2,120		Avery Dennison Corp.	104,452

		INSURANCE - 1.1%
5,300		AXA SA	139,398
5,700		Liberty Holdings Ltd.	58,116
1,330		Prudential Financial, Inc.	112,239
16,000		Resolution Ltd.	91,746
			401,499

		MEDIA - 1.2%
2,650		Comcast Corp.	144,292
3,800		Lagardere SCA	134,312
78,000		Media Prima BHD	55,759
150,000		TV Azteca SAB de CV	94,679
			429,042
EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014

Shares			Value
		MINING - 0.5%
2,650		Freeport-McMoRan Copper & Gold, Inc. - Cl. B	$ 85,886
1,700		Rio Tinto PLC	90,699
			176,585
		MISCELLANEOUS MANUFACTURING - 0.3%
83,000		Fosun International Ltd.	89,573

		OFFICE/BUSINESS EQUIPMENT - 0.3%
1,100		Neopost SA	93,323

		OIL & GAS - 2.0%
6,000		Canadian Oil Sands Ltd.	107,683
66,000		CNOOC Ltd.	103,695
2,500		ConocoPhillips	162,375
1,800		Ecopetrol SA	61,668
3,760		Idemitsu Kosan Co. Ltd.	84,076
1,800		Lukoil OAO	102,600
2,900		Statoil ASA	68,759
			690,856
		PHARMACEUTICALS - 0.8%
3,400		Otsuka Holdings Co. Ltd.	104,856
3,800		Shire PLC	190,206
			295,062
		PIPELINES - 9.0%
5,880		Buckeye Partners LP	429,181
12,819		Enbridge Energy Partners LP	376,622
7,271		Enterprise Products Partners LP	482,649
5,064		Kinder Morgan Energy Partners LP	402,487
5,565		Magellan Midstream Partners LP	369,850
7,552		ONEOK Partners LP	391,420
6,904		Plains All American Pipeline LP	348,583
7,784		Williams Partners LP	389,978
			3,190,770
		REITS - 0.4%
187,660		Champion REIT	79,751
2,500		Starwood Property Trust, Inc.	75,500
			155,251
		RETAIL - 1.3%
3,200		Aoyama Trading Co. Ltd.	83,317
6,200		Heiwado Co. Ltd.	86,427
1,100		Next PLC	113,087
2,300		Rallye SA	90,275
5,400		USS Co. Ltd.	74,640
			447,746
		SEMICONDUCTORS - 0.2%
4,500		Taiwan Semiconductor Manufacturing Co. Ltd.	76,140

		SHIPBUILDING - 0.2%
70,000		Yangzijang Shipbuilding Holdings Ltd.	62,984

		SOFTWARE - 0.6%
4,900		CA, Inc.	157,192
4,523		Micro Focus International PLC	55,799
			212,991
		TELECOMMUNICATIONS - 1.5%
3,300		CenturyLink, Inc.	95,238
6,800		KT Corp. *	96,220
3,520		Nippon Telegraph & Telephone Corp.	191,890
4,900		Telefonica Brasil SA	93,100
6,820		VimpelCom Ltd.	66,086
			542,534
		TRANSPORTATION - 0.5%
600		Central Japan Railway Co.	66,582
4,680		CSX Corp.	125,939
			192,521

		TOTAL COMMON STOCK (Cost - $9,639,607)	9,915,146
EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014

Shares			Value
		MUTUAL FUNDS - 49.6%
		ALTERNATIVE INVESTMENT - 0.0%
0	^	AQR Managed Futures Strategy Fund - Cl. I	$ 5

		ASSET ALLOCATION FUNDS - 40.3%
530,133		Gabelli Enterprise Mergers and Acquisitions Fund - Cl. Y *	7,045,472
292,122		Invesco Convertible Securities Fund - Cl. Y	7,104,409
			14,149,881
		DEBT FUND - 8.8%
356,732		Ivy High Income Fund - Cl. I	3,085,731

		EQUITY FUNDS - 0.5%
18,951		Crow Point Hedged Global Equity Income Fund - Cl. I	191,031
0	^	Thornburg Developing World Fund - Cl. I	11
			191,042

		TOTAL MUTUAL FUNDS (Cost - $16,408,032)	17,426,659
Contracts
		PURCHASED PUT OPTIONS - 0.1%
150		SPDR S&P 500 ETF Trust	28,650
		Expiration March 2014, Exercise Price $170
		TOTAL PURCHASED PUT OPTIONS (Cost - $125,485)
Shares
		SHORT-TERM INVESTMENTS - 21.9%
		MONEY MARKET FUND - 21.9%
7,699,529		Federated Government Obligations Fund, 0.01% **	7,699,529
		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,699,529)

		TOTAL INVESTMENTS - 99.8% (Cost - $33,872,653) (a)	$ 35,069,984
		OTHER ASSETS LESS LIABILITIES - 0.2%	60,572
		NET ASSETS - 100.0%	$ 35,130,556

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2014.
LP - Limited Partnership
PLC - Public Limited Company
^	Amount of shares is less than 1.
(a)

Represents cost for financial reporting purposes. The cost for federal income tax purposes is $33,861,948 (including options written) and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,624,471
	Unrealized depreciation:	(416,435)
	Net unrealized appreciation:	$ 1,208,036

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Option Contracts - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,915,146	$ -	$ -	$ 9,915,146
Mutual Funds	17,426,659	-	-	17,426,659
Purchased Put Options	28,650	-	-	28,650
Short-Term Investments	7,699,529	-	-	7,699,529
Total	$ 35,069,984	$ -	$ -	$ 35,069,984
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/1/14